Exhibit 99.2

Ford Credit Auto Lease Trust 2019-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2020,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2020, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2020, leases with a total base residual value of $33,637,816.80 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2020. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2020,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2020-	September	$651,119,160.45
	October	$594,969,503.75	$11,999,023.11	11.79%	$48,550,658.25	8.26%
	November	$560,410,596.34	$11,418,813.45	11.22%	$27,379,712.40	4.66%
	December	$529,811,565.13	$10,893,887.50	10.70%	$23,698,506.16	4.03%
2021-	January	$504,442,140.63	$10,476,436.85	10.29%	$18,668,323.25	3.18%
	February	$468,651,507.43	$9,859,598.04	9.68%	$29,525,605.30	5.02%
	March	$430,346,530.60	$9,180,912.87	9.02%	$32,463,616.10	5.52%
	April	$388,136,084.52	$8,408,508.74	8.26%	$36,868,512.35	6.27%
	May	$337,096,734.47	$7,424,555.52	7.29%	$46,380,612.79	7.89%
	June	$283,560,415.77	$6,354,761.05	6.24%	$49,583,689.62	8.44%
	July	$233,186,452.77	$5,302,965.90	5.21%	$47,091,655.07	8.01%
	August	$182,347,731.26	$4,199,149.93	4.12%	$48,301,295.75	8.22%
	September	$132,840,897.11	$3,105,946.71	3.05%	$47,700,305.80	8.12%
	October	$86,495,496.48	$2,071,046.12	2.03%	$45,221,029.01	7.69%
	November	$15,977,487.35	$441,327.08	0.43%	$70,693,140.37	12.03%
	December	$13,350,644.60	$372,811.19	0.37%	$2,367,966.70	0.40%
2022-	January	$8,971,986.12	$253,274.84	0.25%	$4,220,576.20	0.72%
	February	$385,136.51	$11,365.49	0.01%	$8,639,472.88	1.47%
	March	$256,875.10	$7,913.97	0.01%	$123,122.00	0.02%
	April	$203,165.97	$6,525.84	0.01%	$49,043.00	0.01%
	May	$138,898.37	$4,854.41	0.00%	$60,889.20	0.01%
	June	$135,061.05	$4,854.41	0.00%	$0.00	0.00%
	July	$101,915.99	$3,415.79	0.00%	$30,718.00	0.01%
	August	$99,226.35	$3,415.79	0.00%	$0.00	0.00%
	September	$96,517.53	$3,415.79	0.00%	$0.00	0.00%
	October	$60,328.17	$2,417.06	0.00%	$34,460.00	0.01%
	November	$16,171.78	$504.23	0.00%	$44,082.00	0.01%
	December	$0.00	$0.00	0.00%	$16,287.00	0.00%

Total			101,811,701.68	100.00%	$587,713,279.2	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$689,524,980.88

Ford Credit Auto Lease Trust 2019-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JULY 2020	Car	462	72.87%	$2,330	6.81%	16.65%
	CUV	1,310	78.54%	$2,838	7.43%	16.13%
	SUV	22	75.86%	$7,046	9.87%	21.04%
	Truck	192	65.08%	$5,711	10.87%	19.39%

	Total/Average	1,986	75.63%	$3,044	7.80%	16.84%

AUGUST 2020	Car	321	67.15%	$3,050	9.05%	22.49%
	CUV	876	66.46%	$3,724	9.86%	21.98%
	SUV	19	65.52%	$8,726	11.74%	26.22%
	Truck	138	44.09%	$6,198	11.62%	21.05%

	Total/Average	1,354	63.33%	$3,887	9.99%	22.03%

SEPTEMBER 2020	Car	258	62.17%	$2,646	7.47%	18.63%
	CUV	778	60.64%	$3,484	9.28%	21.11%
	SUV	21	56.76%	$11,579	15.09%	32.38%
	Truck	105	33.65%	$5,645	10.73%	19.78%

	Total/Average	1,162	56.77%	$3,639	9.30%	20.88%